COMMON SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
COMMON SHARE CAPITAL
Schedule of common share transactions

	Year ended		Year ended
	December 31, 2019		December 31, 2018
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,250,229	$14,913.4	1,247,004	$14,902.5
Issued under share option and restricted share plans	3,537	12.8	3,225	10.9
Balance at end of period	1,253,766	$14,926.2	1,250,229	$14,913.4

Total common share capital		$14,926.2		$14,913.4